Cover	Dec. 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2025
Entity File Number	000-54892
Entity Registrant Name	STARCO BRANDS, INC.
Entity Central Index Key	0001539850
Entity Tax Identification Number	27-1781753
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	706 N Citrus Avenue
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90038
City Area Code	(844)
Local Phone Number	478-2726
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	STCB
Entity Emerging Growth Company	false